UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C. 20549

            		FORM 13F

		FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008

Check here if Amendment [   ];  Amendment Number:
This Amendment (Check only one.):  [   ] is a restatement.
					 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 	Eagle Capital Management, L.L.C.
Address:	499 Park Avenue
		New York, New York 10022

13F File Number:	28-4988

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Ravenel B. Curry, III
Title:		Managing Director
Phone:		212-293-4006
Signature, Place, and Date of Signing:
    Ravenel B. Curry, III    New York, New York  August 15, 2008

Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT.

[    ]	13F NOTICE.

[    ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$6,269,655,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101   153220  2201757 SH       Sole                  2033307            168450
Alleghany Corp Convertible Pre COM              017175209     9594    31050 SH       Sole                    27850              3200
Alleghany Corp.                COM              017175100    90687   273112 SH       Sole                   232264             40848
Altera Corporation             COM              021441100   276621 13363319 SH       Sole                 12100429           1262890
American Express               COM              025816109   140335  3725390 SH       Sole                  3362690            362700
Apache Corp.                   COM              037411105   182972  1316348 SH       Sole                  1206778            109570
Athenahealth Inc               COM              04685w103      649    21100 SH       Sole                    21100
Baker Hughes Inc.              COM              057224107   196175  2246111 SH       Sole                  2071861            174250
Berkley W R Corp.              COM              084423102      404    16705 SH       Sole                    16705
Berkshire Hathaway Class B     COM              084670207      875      218 SH       Sole                      218
Borg Warner Inc                COM              099724106    10629   239500 SH       Sole                   216500             23000
Cimarex Energy Co.             COM              171798101    39694   569744 SH       Sole                   556455             13289
Coca Cola Corp.                COM              191216100   335803  6460228 SH       Sole                  5838853            621375
Comcast Corp. Cl A             COM              20030N101    11861   625276 SH       Sole                   625276
Comcast Corp. Special Cl A     COM              20030N200   259774 13847227 SH       Sole                 12543941           1303286
ConocoPhillips                 COM              20825c104    43032   455895 SH       Sole                   421541             34354
Costco Wholesalers Corp.       COM              22160K105   176206  2512210 SH       Sole                  2374010            138200
Discovery Holding Co A         COM              25468Y107    83591  3806511 SH       Sole                  3471787            334724
Dresser-Rand Group Inc.        COM              261608103   132075  3377882 SH       Sole                  3029182            348700
E.W. Scripps Co. Cl A          COM              811054402   118956  2863644 SH       Sole                  2643244            220400
Ecolab Inc                     COM              278865100     4428   103000 SH       Sole                    67500             35500
Exxon Mobil                    COM              30231G102      670     7600 SH       Sole                     7600
General Electric Company       COM              369604103   289663 10852850 SH       Sole                  9818450           1034400
L-3 Communications Holdings In COM              502424104   165457  1820810 SH       Sole                  1627895            192915
Liberty Global Inc. A          COM              530555101    77752  2473822 SH       Sole                  2188760            285062
Liberty Global Inc. Ser C      COM              530555309   231142  7613365 SH       Sole                  7012635            600730
Liberty Media Corp Cap Ser A   COM              53071M302    18947  1315794 SH       Sole                  1243780             72014
Liberty Media Entertainment Cl COM              53071M500   125921  5196896 SH       Sole                  4908840            288056
Liberty Media Interactive A    COM              53071M104   131651  8919448 SH       Sole                  8157309            762139
Microsoft Corp.                COM              594918104   300223 10913218 SH       Sole                  9920668            992550
Millipore Corp.                COM              601073109   111146  1637868 SH       Sole                  1582898             54970
National Instruments Corp.     COM              636518102    95652  3371583 SH       Sole                  3183245            188338
Neustar Inc-Class A            COM              64126X201     1078    50000 SH       Sole                    50000
Newfield Exploration Co.       COM              651290108   205373  3147476 SH       Sole                  2755476            392000
Noble Energy Inc.              COM              655044105   181204  1801954 SH       Sole                  1569708            232246
Novartis AG (ADR)              COM              66987V109     2872    52186 SH       Sole                    52186
Peabody Energy Corp.           COM              704549104   193323  2195605 SH       Sole                  1987075            208530
Praxair, Inc.                  COM              74005P104   298562  3168105 SH       Sole                  2881955            286150
Progressive Corp.              COM              743315103   124352  6642724 SH       Sole                  6100124            542600
Rogers Communications Inc Cl B COM              775109200    48215  1247156 SH       Sole                   859056            388100
SLM Corp.                      COM              78442p106   167396  8650977 SH       Sole                  7838577            812400
Sanofi-Aventis (ADR)           COM              80105n105    55716  1676679 SH       Sole                  1551429            125250
Schlumberger Limited           COM              806857108    11725   109141 SH       Sole                   109141
Shoretel Inc.                  COM              825211105      211    47800 SH       Sole                    47800
Texas Instruments Inc.         COM              882508104     5632   199990 SH       Sole                   199990
UnitedHealth Group Inc.        COM              91324P102   177883  6776512 SH       Sole                  6164512            612000
Vodafone Group PLC (ADR)       COM              92857w209    57874  1964495 SH       Sole                  1838049            126446
Wal-Mart Stores Inc.           COM              931142103   382515  6806315 SH       Sole                  6167715            638600
Waste Management Inc.          COM              94106L109   304544  8075953 SH       Sole                  7334053            741900
White Mountains Insurance Grou COM              g9618e107     7016    16355 SH       Sole                    15455               900
Willis Group Holdings Ltd.     COM              g96655108   228119  7271892 SH       Sole                  6619892            652000
XTO Energy Corp.               COM              98385x106      238     3475 SH       Sole                     3475